Programme rights	12 Months Ended
Mar. 31, 2018
Disclosure Of Programme Rights [Abstract]
Programme rights

15. Programme rights

Total £m

At 1 April 2016	225
Additions	753
Amortisation	(714)
At 1 April 2017	264
Additions	771
Amortisation	(763)
At 31 March 2018	272

Additions reflect TV programme rights for which the legally enforceable licence period has started during the year. Payments made for programme rights for which the legally enforceable licence period has not yet started are included within prepayments (see note 17).

TV programme rights commitments are disclosed in note 30.